INCOME TAXES - Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 13,186	$ 7,691
Operating loss carryforwards	2,405	1,739
Share-based compensation plan
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	5,772	4,919
Provision for vacation and bonus
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,309	1,339
Intercompany trade payables
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,126	0
Property and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	756	(298)
Contingencies
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0	31
Others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ (182)	$ (39)